Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000210577 | Microsoft8517020
Holdings [Line Items]
Percent of Total Investments	10.60%
C000210577 | NVIDIA8517030
Holdings [Line Items]
Percent of Total Investments	8.60%
C000210577 | Apple8516974
Holdings [Line Items]
Percent of Total Investments	8.30%
C000210577 | Amazon.com8516971
Holdings [Line Items]
Percent of Total Investments	8.20%
C000210577 | Meta Platforms8517018
Holdings [Line Items]
Percent of Total Investments	5.80%
C000210577 | Alphabet8516969
Holdings [Line Items]
Percent of Total Investments	3.50%
C000210577 | Alphabet8516967
Holdings [Line Items]
Percent of Total Investments	3.50%
C000210577 | Eli Lilly8516998
Holdings [Line Items]
Percent of Total Investments	3.50%
C000210577 | Visa8517067
Holdings [Line Items]
Percent of Total Investments	3.40%
C000210577 | Mastercard8517016
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210577 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210577 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210577 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210577 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210577 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210577 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000210577 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000210577 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000210577 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000210577 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000210578 | Microsoft8517020
Holdings [Line Items]
Percent of Total Investments	10.60%
C000210578 | NVIDIA8517030
Holdings [Line Items]
Percent of Total Investments	8.60%
C000210578 | Apple8516974
Holdings [Line Items]
Percent of Total Investments	8.30%
C000210578 | Amazon.com8516971
Holdings [Line Items]
Percent of Total Investments	8.20%
C000210578 | Meta Platforms8517018
Holdings [Line Items]
Percent of Total Investments	5.80%
C000210578 | Alphabet8516969
Holdings [Line Items]
Percent of Total Investments	3.50%
C000210578 | Alphabet8516967
Holdings [Line Items]
Percent of Total Investments	3.50%
C000210578 | Eli Lilly8516998
Holdings [Line Items]
Percent of Total Investments	3.50%
C000210578 | Visa8517067
Holdings [Line Items]
Percent of Total Investments	3.40%
C000210578 | Mastercard8517016
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210578 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210578 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210578 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210578 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210578 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210578 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000210578 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000210578 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000210578 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000210578 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000210586 | U.S. Treasury Bonds8517614
Holdings [Line Items]
Percent of Total Investments	5.00%
C000210586 | U.S. Treasury Bonds8517620
Holdings [Line Items]
Percent of Total Investments	3.40%
C000210586 | U.S. Treasury Bonds8517609
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210586 | U.S. Treasury Notes8517627
Holdings [Line Items]
Percent of Total Investments	2.50%
C000210586 | FHLMC8517684
Holdings [Line Items]
Percent of Total Investments	2.50%
C000210586 | U.S. Treasury Notes8517623
Holdings [Line Items]
Percent of Total Investments	2.40%
C000210586 | U.S. Treasury Bonds8517612
Holdings [Line Items]
Percent of Total Investments	2.40%
C000210586 | FHLMC8517686
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210586 | Tri Party Overnight8517660
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210586 | FHLMC8517677
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210586 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210586 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000210586 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210586 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210586 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000210586 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000210586 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210586 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210586 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210586 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210586 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210586 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210586 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210586 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210586 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210586 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210586 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000210586 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000210586 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000210586 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000210587 | U.S. Treasury Bonds8517614
Holdings [Line Items]
Percent of Total Investments	5.00%
C000210587 | U.S. Treasury Bonds8517620
Holdings [Line Items]
Percent of Total Investments	3.40%
C000210587 | U.S. Treasury Bonds8517609
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210587 | U.S. Treasury Notes8517627
Holdings [Line Items]
Percent of Total Investments	2.50%
C000210587 | FHLMC8517684
Holdings [Line Items]
Percent of Total Investments	2.50%
C000210587 | U.S. Treasury Notes8517623
Holdings [Line Items]
Percent of Total Investments	2.40%
C000210587 | U.S. Treasury Bonds8517612
Holdings [Line Items]
Percent of Total Investments	2.40%
C000210587 | FHLMC8517686
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210587 | Tri Party Overnight8517660
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210587 | FHLMC8517677
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210587 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210587 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000210587 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210587 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210587 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000210587 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000210587 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210587 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210587 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210587 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210587 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210587 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210587 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210587 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210587 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210587 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210587 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000210587 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000210587 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000210587 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000210585 | U.S. Treasury Bonds8517614
Holdings [Line Items]
Percent of Total Investments	5.00%
C000210585 | U.S. Treasury Bonds8517620
Holdings [Line Items]
Percent of Total Investments	3.40%
C000210585 | U.S. Treasury Bonds8517609
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210585 | U.S. Treasury Notes8517627
Holdings [Line Items]
Percent of Total Investments	2.50%
C000210585 | FHLMC8517684
Holdings [Line Items]
Percent of Total Investments	2.50%
C000210585 | U.S. Treasury Notes8517623
Holdings [Line Items]
Percent of Total Investments	2.40%
C000210585 | U.S. Treasury Bonds8517612
Holdings [Line Items]
Percent of Total Investments	2.40%
C000210585 | FHLMC8517686
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210585 | Tri Party Overnight8517660
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210585 | FHLMC8517677
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210585 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210585 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000210585 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210585 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210585 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000210585 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000210585 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210585 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210585 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210585 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210585 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210585 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210585 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210585 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210585 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210585 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210585 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000210585 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000210585 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000210585 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000210574 | Tri Party Overnight8517725
Holdings [Line Items]
Percent of Total Investments	6.50%
C000210574 | Topaz Solar Farms8517862
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210574 | LCM 428517624
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210574 | Apidos CLO XL8517674
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210574 | GoldenTree Loan Management US CLO 148517678
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210574 | BSL CLO 58517672
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210574 | Battalion CLO 178517690
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210574 | Panoro Energy8517481
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210574 | Huntington Ingalls Industries8517805
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210574 | BP Capital Markets8517488
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210574 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210574 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000210574 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210574 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210574 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000210574 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000210574 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210574 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000210574 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000210574 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000210574 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210574 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000210574 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000210574 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000210574 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000210574 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210575 | Tri Party Overnight8517725
Holdings [Line Items]
Percent of Total Investments	6.50%
C000210575 | Topaz Solar Farms8517862
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210575 | LCM 428517624
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210575 | Apidos CLO XL8517674
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210575 | GoldenTree Loan Management US CLO 148517678
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210575 | BSL CLO 58517672
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210575 | Battalion CLO 178517690
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210575 | Panoro Energy8517481
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210575 | Huntington Ingalls Industries8517805
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210575 | BP Capital Markets8517488
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210575 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210575 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000210575 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210575 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210575 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000210575 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000210575 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210575 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000210575 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000210575 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000210575 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210575 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000210575 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000210575 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000210575 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000210575 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210576 | Tri Party Overnight8517725
Holdings [Line Items]
Percent of Total Investments	6.50%
C000210576 | Topaz Solar Farms8517862
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210576 | LCM 428517624
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210576 | Apidos CLO XL8517674
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210576 | GoldenTree Loan Management US CLO 148517678
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210576 | BSL CLO 58517672
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210576 | Battalion CLO 178517690
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210576 | Panoro Energy8517481
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210576 | Huntington Ingalls Industries8517805
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210576 | BP Capital Markets8517488
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210576 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210576 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000210576 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210576 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210576 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000210576 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000210576 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210576 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000210576 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000210576 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000210576 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210576 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000210576 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000210576 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000210576 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000210576 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210579 | U.S. Treasury Notes8517077
Holdings [Line Items]
Percent of Total Investments	16.90%
C000210579 | U.S. Treasury Notes8517081
Holdings [Line Items]
Percent of Total Investments	9.50%
C000210579 | U.S. Treasury Notes8517079
Holdings [Line Items]
Percent of Total Investments	9.40%
C000210579 | U.S. Treasury Notes8517075
Holdings [Line Items]
Percent of Total Investments	7.50%
C000210579 | Tri Party Overnight8517108
Holdings [Line Items]
Percent of Total Investments	4.60%
C000210579 | Molex Electronic Technologies8517103
Holdings [Line Items]
Percent of Total Investments	3.80%
C000210579 | FHLB8517189
Holdings [Line Items]
Percent of Total Investments	3.80%
C000210579 | Verizon Master Trust8517146
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210579 | Kyndryl Holdings8517101
Holdings [Line Items]
Percent of Total Investments	2.90%
C000210579 | Crowdstrike Holdings8517088
Holdings [Line Items]
Percent of Total Investments	2.50%
C000210579 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210579 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000210579 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210579 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210579 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210579 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000210579 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210579 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000210579 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000210579 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000210579 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000210579 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000210580 | U.S. Treasury Notes8517077
Holdings [Line Items]
Percent of Total Investments	16.90%
C000210580 | U.S. Treasury Notes8517081
Holdings [Line Items]
Percent of Total Investments	9.50%
C000210580 | U.S. Treasury Notes8517079
Holdings [Line Items]
Percent of Total Investments	9.40%
C000210580 | U.S. Treasury Notes8517075
Holdings [Line Items]
Percent of Total Investments	7.50%
C000210580 | Tri Party Overnight8517108
Holdings [Line Items]
Percent of Total Investments	4.60%
C000210580 | Molex Electronic Technologies8517103
Holdings [Line Items]
Percent of Total Investments	3.80%
C000210580 | FHLB8517189
Holdings [Line Items]
Percent of Total Investments	3.80%
C000210580 | Verizon Master Trust8517146
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210580 | Kyndryl Holdings8517101
Holdings [Line Items]
Percent of Total Investments	2.90%
C000210580 | Crowdstrike Holdings8517088
Holdings [Line Items]
Percent of Total Investments	2.50%
C000210580 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210580 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000210580 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210580 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210580 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210580 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000210580 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210580 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000210580 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000210580 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000210580 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000210580 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.70%